Deferred day 1 profits or losses_Changes of deferred day 1 profits or losses (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of aggregate difference between fair value at initial recognition and amount determined using valuation technique yet to be recognised [Abstract]
Beginning balance	₩ 52,259	₩ 25,463	₩ 7,416
Changes in aggregate difference between fair value at initial recognition and amount determined using valuation technique yet to be recognised [Abstract]
New transactions	22,901	53,289	23,678
Amounts recognized in losses	(68,221)	(26,493)	(5,631)
Ending balance	₩ 6,939	₩ 52,259	₩ 25,463
Description of accounting policy for recognising difference between fair value at initial recognition and amount determined using valuation technique	In case some variables to measure fair values of financial instruments are not observable in the market, valuation techniques are utilized to evaluate such financial instruments. Those financial instruments are recorded the transaction price as at the time of acquisition, even though there are difference noted between the transaction price and the fair value, which is deferred and amortized to maturity using the effective interest method and reflected in profit and loss.